Supplemental cash flow information	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information
Supplemental cash flow information

13.	Supplemental cash flow information

Supplemental information regarding non-cash transactions is as follows:

Investing and financing activities	December 31, 2024	December 31, 2023	December 31, 2022

Exploration and evaluation assets expenditures included in trade and other payables	-	-	$90,850

Supplemental information regarding the split between cash and cash equivalents is as follows:

	December 31, 2024	December 31, 2023

Cash	$785,180	$1,658,863
Term Deposits	2,370,570	2,587,120
	$3,155,750	$4,245,983